Commitments and Contingencies - Operating Leases - Additional Information (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 08, 2019 ft²	Mar. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Lessee Lease Description [Line Items]
Operating lease, right-of-use asset		$ 13,900		$ 14,104		$ 14,831
Operating lease liability, long-term		22,378		22,858		24,578
Operating lease liability, short term		1,789		$ 1,720		1,463
Accounting Standards Update 2016-02
Lessee Lease Description [Line Items]
Operating lease, right-of-use asset		15,800	$ 15,800
Operating lease liability, long-term		15,800	15,800
Net of tenant allowances expected to be received		$ 9,300	$ 9,300
Lease operating, discounted borrowing rate		9.30%	9.30%
Operating Lease, January 2019
Lessee Lease Description [Line Items]
Area of office and laboratory space leased | ft²	52,859
Term of option to extend the lease				10 years
Letter of credit outstanding				$ 3,100	$ 3,100
Operating Lease, January 2019 | Accounting Standards Update 2016-02
Lessee Lease Description [Line Items]
Operating lease liability, long-term				22,900		24,600
Operating lease liability, short term				$ 1,700		$ 1,400
HQ Lease
Lessee Lease Description [Line Items]
Area of office and laboratory space leased | ft²	52,859
Term of option to extend the lease		10 years
Letter of credit outstanding		$ 3,100
HQ Lease | Accounting Standards Update 2016-02
Lessee Lease Description [Line Items]
Operating lease liability, long-term		22,400
Operating lease liability, short term		$ 1,800